Debt - Working Capital Facilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate	LIBOR or base rate
Letter of Credit, Commitment Fee Percentage		0.70%
Line of Credit Facility, Number of Business Days Notice Required for Repayment of Debt Without Penalty		3 days
Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%	1.75%
Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%	0.75%
Working Capital Facility [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Working Capital Facility [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Working Capital Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Permitted Increase		$ 760,000,000
Working Capital Facility [Member] | Completion of Train Six Financing [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Permitted Increase		$ 390,000,000
Letter of Credit [Member] | Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity Commitment Fee, Percentage of Undrawn Commitment		1.75%
Letter of Credit [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit		$ 0
Letter of Credit [Member] | Base Rate [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
Working Capital Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Temporary Requirement, Balance, Outstanding Principal		$ 0
Line of Credit Facility, Annual Temporary Requirement, Period, Number of Consecutive Business Days		5 days
Swing Line Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Minimum Period For Termination Date, Number of Business Days		3 days
Swing Line Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		15 days
LC Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		1 year